Annual Fund Operating Expenses	May 19, 2025
Oakmark Fund | Oakmark Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.21%	[1]
Other expenses	0.08%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.89%
Oakmark Fund | Oakmark Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.10%
Other Expenses (as a percentage of Assets):	0.10%
Expenses (as a percentage of Assets)	0.70%
Oakmark Fund | Oakmark Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.66%
Oakmark Fund | Oakmark Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.60%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.02%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.62%
Oakmark Select Fund | Oakmark Select Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.18%	[2]
Other expenses	0.10%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.99%
Oakmark Select Fund | Oakmark Select Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.16%
Other Expenses (as a percentage of Assets):	0.16%
Expenses (as a percentage of Assets)	0.87%
Oakmark Select Fund | Oakmark Select Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.05%
Other Expenses (as a percentage of Assets):	0.05%
Expenses (as a percentage of Assets)	0.76%
Oakmark Select Fund | Oakmark Select Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.71%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.02%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.73%
Oakmark Global Fund | Oakmark Global Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.18%	[3]
Other expenses	0.14%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.12%
Oakmark Global Fund | Oakmark Global Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.13%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.93%
Oakmark Global Fund | Oakmark Global Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.89%
Oakmark Global Fund | Oakmark Global Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.86%
Oakmark Global Select Fund | Oakmark Global Select Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.21%	[4]
Other expenses	0.15%
Other Expenses (as a percentage of Assets):	0.36%
Expenses (as a percentage of Assets)	1.13%
Oakmark Global Select Fund | Oakmark Global Select Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.19%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.96%
Oakmark Global Select Fund | Oakmark Global Select Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.13%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.90%
Oakmark Global Select Fund | Oakmark Global Select Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.84%
Oakmark International Fund | Oakmark International Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.22%	[5]
Other expenses	0.10%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	1.05%
Oakmark International Fund | Oakmark International Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.15%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.88%
Oakmark International Fund | Oakmark International Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.08%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.81%
Oakmark International Fund | Oakmark International Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.73%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.02%
Other Expenses (as a percentage of Assets):	0.02%
Expenses (as a percentage of Assets)	0.75%
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.20%	[6]
Other expenses	0.14%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.33%
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.18%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	1.17%
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	1.08%
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.07%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	1.06%
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.22%	[7]
Other expenses	0.10%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.85%
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.09%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.62%
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.06%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.59%
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund | R6 Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.53%
Distribution and Service (12b-1) Fees	0.00%
Shareholder Service Plan fees	0.00%
Other expenses	0.03%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.56%

[1]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[2]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[3]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[4]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[5]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[6]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.
[7]	Investor Class Shares of the Fund pay a service fee not to exceed 0.25% per annum of the average daily net assets of the Fund's Investor Class Shares. This service fee is paid to third-party intermediaries who provide services for and/or maintain shareholder accounts.